Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Cost for Equity-Based Arrangements
Total compensation cost for equity-based arrangements was as follows:

	Year Ended December 31,
	2013	2012	2011
	(Millions)
Performance Phantom Units	$1	$1	$5
Phantom Units	—	—	—
Restricted Phantom Units	1	1	2
Total compensation cost	$2	$2	$7

Performance Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award
The following table presents information related to the PPUs:

	Units	Grant Date Weighted- Average Price per Unit	Measurement Date Price per Unit
Outstanding at January 1, 2011	67,350	$15.42
Granted	10,580	$41.80
Vested	(50,720)	$10.05
Forfeited	—	$—
Outstanding at December 31, 2011	27,210	$35.69
Granted (a)	11,740	$39.31
Vested	(20,100)	$34.57
Forfeited	(7,760)	$38.97
Outstanding at December 31, 2012	11,090	$39.24
Granted	11,450	$40.88
Vested (b)	(3,800)	$40.75
Forfeited	(4,990)	$38.77
Outstanding at December 31, 2013	13,750	$40.36	$50.33
Expected to vest (c)	12,960	$40.38	$50.33

(a)	Includes the impact of conversion of the underlying securities, in connection with Phillip 66's separation from ConocoPhillips, granted under the 2012 LTIP.

(b)	The units vested at 150%.

(c)
Based on our December 31, 2013 estimated achievement of specified performance targets, the performance estimate for units granted in both 2013 and 2012 is 100%. The estimated forfeiture rate for units granted in both 2013 and 2012 is 10%.

Fair Value of Units Vested and the Unit-Based Liabilities Paid for Unit Based Awards
The following table presents the fair value of units vested and the unit-based liabilities paid related to PPUs, including the related DERs:

	Year Ended December 31,
	2013	2012	2011
	(Millions)
Fair value of units vested	less than $1	$1	$5
Unit-based liabilities paid	$1	$5	$—

Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award
The following table presents information related to the Phantom Units:

	Units	Grant Date Weighted- Average Price per Unit	Measurement Date Price per Unit
Outstanding at January 1, 2011	—	$—
Granted	4,000	$41.80
Vested	(4,000)	$41.80
Outstanding at December 31, 2011	—	$—
Granted	4,000	$48.03
Vested	(4,000)	$48.03
Outstanding at December 31, 2012	—	$—
Granted	4,400	$46.39
Vested	(4,400)	$46.39
Outstanding at December 31, 2013	—	$—	$—

Restricted Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award
The following table presents information related to the RPUs:

	Units	Grant Date Weighted- Average Price per Unit	Measurement Date Price per Unit
Outstanding at January 1, 2011	67,350	$15.42
Granted	10,580	$41.80
Vested	(58,600)	$12.97
Forfeited	—	$—
Outstanding at December 31, 2011	19,330	$37.27
Granted (a)	11,740	$39.31
Vested	(19,060)	$37.31
Forfeited	(7,760)	$43.27
Outstanding at December 31, 2012	4,250	$39.63
Granted	11,590	$41.94
Vested	(1,950)	$41.80
Forfeited	—	$—
Outstanding at December 31, 2013	13,890	$41.25	$50.33
Expected to vest	13,351	$41.38	$50.30

(a)	Includes the impact of conversion of the underlying securities, in connection with Phillip 66's separation from ConocoPhillips, granted under the 2012 LTIP.

Fair Value of Units Vested and the Unit-Based Liabilities Paid for Unit Based Awards
The following table presents the fair value of units vested and the unit-based liabilities paid for unit based awards related to Restricted Phantom Units:

	Year Ended December 31,
	2013	2012	2011
	(Millions)
Fair value of units vested	less than $1	$1	$3
Unit-based liabilities paid	$1	$2	$1